22. Share-based Compensation (Details - Option Activity) - Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Outstanding at the beginning of the period (in shares)	260,200	501,260	550,760	635,488
Granted (in shares)	65,000	287,000	325,300
Exercised (in shares)	0	0	0
Forfeited (in shares)	(70,000)	(528,060)	(374,800)
Outstanding at the end of the period (in shares)	255,200	260,200	501,260	550,760
Vested and exercisable at the end of the period (in shares)	139,450
Expected to vest at the end of the period (in shares)	124,355
Weighted-Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)	$ 212	$ 66	$ 82	$ 145
Granted (in dollars per share)	3	13	4
Exercised (in dollars per share)
Forfeited (in dollars per share)	4	10	36
Outstanding at the end of the period (in dollars per share)	19	$ 212	$ 66	$ 82
Vested and exercisable at the end of the period (in dollars)	24
Expected to vest at the end of the period (in dollars)	$ 26
Weighted-Average Remaining Contractual Term
Weighted Average Remaining Contractual Life	6 years 8 months 12 days	8 years 7 months 2 days	7 years 11 days	7 years 4 months 24 days
Vested and exercisable at the end of the period	6 years 5 months 23 days
Expected to vest at the end of the period	6 years 5 months 12 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value at the beginning	$ 0	$ 769	$ 60,032
Aggregate Intrinsic Value at the end	0	$ 0	$ 769	$ 60,032
Vested and exercisable at year end	0
Expected to vest at year end	$ 0